Exhibit 99.1

Arbor Realty Commercial Real Estate Notes 2019-FL1, Ltd.

Report To:

Arbor Realty Commercial Real Estate Notes 2019-FL1, Ltd.

Arbor Realty Collateral Management, LLC

J.P. Morgan Securities LLC

7 May 2019

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Arbor Realty Commercial Real Estate Notes 2019-FL1, Ltd. c/o MaplesFS Limited PO Box 1093, Queensgate House Grand Cayman KY1-1102 Cayman Islands

Arbor Realty Collateral Management, LLC 333 Earle Ovington Boulevard, 9th Floor Uniondale, New York 11553

J.P. Morgan Securities LLC 383 Madison Avenue 31st Floor New York, New York 10179

Re: Arbor Realty Commercial Real Estate Notes 2019-FL1, Ltd.

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (collectively, the “Specified Parties”), solely to assist Arbor Realty Commercial Real Estate Notes 2019-FL1, Ltd. (the “Issuer”) with respect to certain information relating to the Mortgage Assets (as defined in Attachment A) relating to the Issuer’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Arbor Realty Collateral Management, LLC (the “Loan Obligation Manager”), on behalf of the Issuer, provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Mortgage Assets, which contain various source documents (the “Source Documents”) relating to the Mortgage Assets and Mortgaged Properties (as defined in Attachment A),
c.	Certain calculation methodologies (the “Multiple Property Loan Calculation Methodologies”), which are shown on Exhibit 1 to Attachment A, for those Mortgage Assets (the “Multiple Property Loans”) that are secured by multiple mortgaged properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,
d.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Loan Obligation Manager, on behalf of the Issuer, instructed us to compare to information contained in the Source Documents,
e.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Loan Obligation Manager, on behalf of the Issuer, instructed us to recalculate using information on the Data Files,
f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Loan Obligation Manager, on behalf of the Issuer, instructed us to perform no procedures,
g.	A draft of the preliminary offering memorandum for the Arbor Realty Commercial Real Estate Notes 2019-FL1, Ltd. securitization transaction (the “Draft Preliminary Offering Memorandum”) and
h.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Issuer is responsible for the Data Files, Source Documents, Multiple Property Loan Calculation Methodologies, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Memorandum and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Multiple Property Loan Calculation Methodologies, Provided Characteristics, Draft Preliminary Offering Memorandum or any other information provided to us by the Loan Obligation Manager, on behalf of the Issuer, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Assets, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Loan Obligation Manager, on behalf of the Issuer, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Assets conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Assets,
iii.	Whether the originator of the Mortgage Assets complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Assets that would be material to the likelihood that the issuer of the Notes and Preferred Shares (both as defined in the Draft Preliminary Offering Memorandum) will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

7 May 2019

Attachment A Page 1 of 21

Background

For the purpose of the procedures described in this report, the Loan Obligation Manager, on behalf of the Issuer, indicated that:

a.	The assets of the Issuer as of the settlement date of the securitization transaction will primarily consist of 28 commercial mortgage loans (the “Mortgage Assets”),
b.	The Mortgage Assets consist of:
i.	27 mortgage loans (the “Mortgage Loans”), each of which has the “Loan Closed (Y/N)” characteristic as “Y,” as shown on the Data Files, that the Loan Obligation manager, on behalf of the Issuer, indicated had closed on or prior to 1 May 2019 and
ii.	One mortgage loan (the “Identified Mortgage Loan”), which has the “Loan Closed (Y/N)” characteristic as “N,” as shown on the Data Files, that the Loan Obligation Manager, on behalf of the Issuer, indicated had not closed as of 1 May 2019,
c.	The Mortgage Assets are each secured by a floating rate first-lien mortgage on one or more multifamily, office, manufactured housing, healthcare or hospitality properties (each, a “Mortgaged Property”),
d.	With respect to nine Mortgage Assets, there exists a non-interest bearing amount (each, a “Non-Interest Bearing Amount”) corresponding to expected renovation related expenses for such Mortgage Asset that was not accruing interest as of the date specified in Note 9 of Exhibit 2 to Attachment A,
e.	With respect to three Mortgage Assets, there exists one or more fully funded pari-passu participation interests (each, a “Non-Trust Senior Participation”) that will not be assets of the Issuer as of the settlement date of the securitization transaction,
f.	With respect to three Mortgage Assets, there exists one or more fully funded junior participation interests (each, a “Non-Trust Junior Participation”) that will not be assets of the Issuer as of the settlement date of the securitization transaction,
g.	Each Mortgage Asset, together with the corresponding Non-Interest Bearing Amount and Non-Trust Senior Participation(s), if any, is hereinafter referred to as the “Total Senior Participation” and
h.	Each Total Senior Participation, together with the corresponding Non-Trust Junior Participation, if any, is hereinafter referred to as the “Whole Loan.”

For the avoidance of doubt, unless otherwise stated:

a.	All references and recalculations related to the Mortgage Assets, Mortgage Loans, Total Senior Participations and Whole Loans, as applicable, as of 1 March 2019 (the “Reference Date”) that are described in this report do not include any Non-Interest Bearing Amount and
b.	All references and recalculations related to the Mortgage Assets, Mortgage Loans, Total Senior Participations and Whole Loans, as applicable, as of the maturity date or the fully funded amount of the Mortgage Loans, Total Senior Participations and Whole Loans include the corresponding Non-Interest Bearing Amount, if applicable.

Attachment A Page 2 of 21

For the purpose of the procedures described in this report, the Loan Obligation Manager, on behalf of the Issuer, instructed us to perform no procedures on the Identified Mortgage Loan other than the procedure described in Items 1. through 3. of this Attachment A. For the avoidance of doubt, we performed the procedures, other than the procedures described in Items 1. through 3. of this Attachment A, only on the Mortgage Loans and we performed no procedures on the Identified Mortgage Loan other than the procedures described in Items 1. through 3. of this Attachment A.

Procedures performed and our associated findings

1.	The Loan Obligation Manager, on behalf of the Issuer, provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Loan Obligation Manager, on behalf of the Issuer, indicated contains information relating to the Mortgage Assets, Mortgage Loans, Total Senior Participations, Whole Loans and Mortgaged Properties as of the Reference Date and
b.	Record layout and decode information related to the information on the Preliminary Data File.

For each Mortgage Loan on the Preliminary Data File, we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A that were provided by the Loan Obligation Manager, on behalf of the Issuer, subject only to the instructions, assumptions, methodologies, qualifications and exceptions stated in the notes to Exhibit 2 to Attachment A and the fourth paragraph of this Item 1.

For the Identified Mortgage Loan on the Preliminary Data File, we compared each Compared Characteristic listed on Exhibit 2 to Attachment A under the “Mortgaged Property, Third Party and Underwriting Information” section (the “Mortgaged Property, Third Party and Underwriting Information Compared Characteristics”), as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A that were provided by the Loan Obligation Manager, on behalf of the Issuer, subject only to the instructions, assumptions, methodologies, qualifications and exceptions stated in the notes to Exhibit 2 to Attachment A and the fourth paragraph of this Item 1. For the avoidance of doubt, we did not perform any procedures to compare any Compared Characteristics listed under any other sections of Exhibit 2 to Attachment A for the Identified Mortgage Loan.

Attachment A Page 3 of 21

1. (continued)

The Source Document(s) that we were instructed by the Loan Obligation Manager, on behalf of the Issuer, to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Loan Obligation Manager, on behalf of the Issuer, instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

The Loan Obligation Manager, on behalf of the Issuer, provided us with certain draft Source Documents related to certain Mortgage Loans. For the avoidance of doubt, for the purpose of the procedures described in this report, the Loan Obligation Manager, on behalf of the Issuer, instructed us to treat all draft Source Documents as fully executed Source Documents.

2.	As instructed by the Loan Obligation Manager, on behalf of the Issuer, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Loan Obligation Manager. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, the Loan Obligation Manager, on behalf of the Issuer, provided us with an electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the “Data Files”) that the Loan Obligation Manager, on behalf of the Issuer, indicated contains information relating to the Mortgage Assets, Mortgage Loans, Total Senior Participations, Whole Loans and Mortgaged Properties as of the Reference Date.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Mortgaged Property, Third Party and Underwriting Information Compared Characteristic for the Identified Mortgage Loan, and each Compared Characteristic for the Mortgage Loans, listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

Attachment A Page 4 of 21

4.	Using the “First Payment Date” of each Mortgage Loan (except for the Mortgage Loans described in the subsequent paragraph of this Item 4.), as shown on the Final Data File, we recalculated the “Seasoning” of each such Mortgage Loan as of the Reference Date.

For each Mortgage Loan with the “First Payment Date” as a date after the Reference Date, as shown on the Final Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use “0” for the “Seasoning” characteristic.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the “Sponsor” of each Mortgage Loan, as shown on the Final Data File, we identified those Mortgage Loans that had at least one common “Sponsor” (each, a “Related Borrower”). We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	First Payment Date,
b.	Maturity Date and
c.	Fully Extended Maturity Date

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the:

i.	Asset Term (Without Extension) and
ii.	Fully Extended Asset Term

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Seasoning,
b.	Asset Term (Without Extension) and
c.	Fully Extended Asset Term

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the:

i.	Remaining Asset Term (Without Extension) and
ii.	Remaining Fully Extended Asset Term

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 21

8.	For each Mortgage Loan, all of which have the “Amort Type” characteristic as “Interest Only,” as shown on the Final Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the “Asset Term (Without Extension)” of each Mortgage Loan, as shown on the Final Data File, for the “Original IO Period” characteristic. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	For each Mortgage Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use “NAP” for the “Original Amortization Term” characteristic. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Original IO Period and
b.	Seasoning

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Remaining IO Period” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	For each Mortgage Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use “NAP” for the “Remaining Amortization Term” characteristic. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 21

12.	The Loan Obligation Manager, on behalf of the Issuer, instructed us to:
a.	Recalculate the principal balance of each Whole Loan and, with respect to each Multiple Property Loan, each Underlying Property as of the Reference Date (the “Whole Loan Reference Date Balance”) as the sum of the:
i.	Whole Loan Original Funded Balance, as shown on the Final Data File, and
ii.	Difference between the:
(a)	Whole Loan Non-Interest Bearing Amount as of Origination and
(b)	Whole Loan Non-Interest Bearing Amount as of Reference Date,

as applicable, both as shown on the Final Data File (such difference, the “Non-Interest Bearing Amount Disbursed as of the Reference Date”),

b.	Recalculate the principal balance of each Mortgage Loan and, with respect to each Multiple Property Loan, each Underlying Property as of the Reference Date (the “Mortgage Loan Reference Date Balance”) as the sum of the:
i.	Mortgage Loan Original Funded Balance, as shown on the Final Data File, and
ii.	Non-Interest Bearing Amount Disbursed as of the Reference Date, as calculated above, and
c.	Recalculate the principal balance of each Total Senior Participation and, with respect to each Multiple Property Loan, each Underlying Property as of the Reference Date (the “Total Senior Participation Reference Date Balance”) as the sum of the:
i.	Total Senior Participation Original Funded Balance, as shown on the Final Data File, and
ii.	Non-Interest Bearing Amount Disbursed as of the Reference Date, as calculated above.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Loan Obligation Manager, on behalf of the Issuer, that are described in this Item 12. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 21

13.	The Loan Obligation Manager, on behalf of the Issuer, instructed us to:
a.	Use the “Whole Loan Fully Funded Balance” for each Whole Loan and, with respect to each Multiple Property Loan, the “Whole Loan Fully Funded Balance” for each Underlying Property, as shown on the Final Data File, for the principal balance of each Whole Loan and Underlying Property as of the “Maturity Date” (the “Whole Loan Maturity Date Balance”) and
b.	Use the “Mortgage Loan Fully Funded Balance” for each Mortgage Loan and, with respect to each Multiple Property Loan, the “Mortgage Loan Fully Funded Balance” for each Underlying Property, as shown on the Final Data File, for the principal balance of each Mortgage Loan and Underlying Property as of the “Maturity Date” (the “Mortgage Loan Maturity Date Balance”).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Loan Obligation Manager, on behalf of the Issuer, that are described in this Item 13. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	The Loan Obligation Manager, on behalf of the Issuer, instructed us to recalculate the principal balance of each Total Senior Participation and, with respect to each Multiple Property Loan, each Underlying Property as of the “Maturity Date” (the “Total Senior Participation Maturity Date Balance”) as the sum of the:
a.	Total Senior Participation Original Funded Balance and
b.	Whole Loan Non-Interest Bearing Amount as of Origination,

as applicable, both as shown on the Final Data File.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Loan Obligation Manager, on behalf of the Issuer, that are described in this Item 14. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 8 of 21

15.	Using the:
a.	Mortgage Loan Reference Date Balance,
b.	Total Senior Participation Reference Date Balance,
c.	Whole Loan Reference Date Balance,
d.	Whole Loan Floating Spread,
e.	Floating Spread,
f.	LIBOR Floor and
g.	Interest Accrual Method

of each Mortgage Loan, Total Senior Participation and Whole Loan, as applicable, all as shown on the Final Data File, a LIBOR assumption of 2.5000% that was provided by the Loan Obligation Manager, on behalf of the Issuer, and the calculation methodologies provided by the Loan Obligation Manager, on behalf of the Issuer, which are described in the succeeding paragraphs of this Item 15., we recalculated the:

i.	Mortgage Loan Monthly Debt Service,
ii.	Mortgage Loan Current Annual Debt Service,
iii.	Whole Loan Monthly Debt Service,
iv.	Whole Loan Current Annual Debt Service and
v.	Total Senior Participation Annual Debt Service

of each Mortgage Loan, Total Senior Participation and Whole Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to recalculate the “Mortgage Loan Monthly Debt Service” of each Mortgage Loan as the product of:

a.	The “Mortgage Loan Reference Date Balance,” as shown on the Final Data File,
b.	The sum of:
i.	The “Floating Spread,” as shown on the Final Data File, and
ii.	The greater of:
(a)	The “LIBOR Floor,” as shown on the Final Data File, and
(b)	The LIBOR assumption of 2.5000% that was provided by the Loan Obligation Manager, on behalf of the Issuer,
c.	1/12 and
d.	365/360.

For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to recalculate the “Mortgage Loan Current Annual Debt Service” of each Mortgage Loan as 12 times the corresponding “Mortgage Loan Monthly Debt Service.”

Attachment A Page 9 of 21

15. (continued)

For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to recalculate the “Whole Loan Monthly Debt Service” of each Whole Loan as the product of:

a.	The “Whole Loan Reference Date Balance,” as shown on the Final Data File,
b.	The sum of:
i.	The “Whole Loan Floating Spread,” as shown on the Final Data File, and
ii.	The greater of:
(a)	The “LIBOR Floor,” as shown on the Final Data File, and
(b)	The LIBOR assumption of 2.5000% that was provided by the Loan Obligation Manager, on behalf of the Issuer,
c.	1/12 and
d.	365/360.

For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to recalculate the “Whole Loan Current Annual Debt Service” of each Whole Loan as 12 times the corresponding “Whole Loan Monthly Debt Service.”

For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to recalculate the “Total Senior Participation Annual Debt Service” of each Total Senior Participation as the product of:

a.	The “Total Senior Participation Reference Date Balance,” as shown on the Final Data File,
b.	The sum of:
i.	The “Floating Spread,” as shown on the Final Data File, and
ii.	The greater of:
(a)	The “LIBOR Floor,” as shown on the Final Data File, and
(b)	The LIBOR assumption of 2.5000% that was provided by the Loan Obligation Manager, on behalf of the Issuer, and
c.	365/360.

The Loan Obligation Manager, on behalf of the Issuer, instructed us to ignore any provisions contained in the corresponding Source Document(s) for additional interest amounts that may be due from the borrower on each Payment Date that relate to a requirement for the lender to maintain reserves.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the Loan Obligation Manager, on behalf of the Issuer, that are described in this Item 15.

Attachment A Page 10 of 21

16.	Using the product of the:
a.	Mortgage Loan Maturity Date Balance and
b.	Exit Constant

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Mortgage Loan Exit Loan Annual Interest” of each Mortgage Loan.

Using the product of the:

a.	Whole Loan Maturity Date Balance and
b.	Exit Constant

of each Whole Loan, both as shown on the Final Data File, we recalculated the “Whole Loan Exit Loan Annual Interest” of each Whole Loan.

Using the product of the:

a.	Total Senior Participation Maturity Date Balance and
b.	Exit Constant

of each Total Senior Participation, both as shown on the Final Data File, we recalculated the “Total Senior Participation Exit Loan Annual Interest” of each Total Senior Participation.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

17.	Using the quotient of the:
a.	Difference between the:
i.	Total Senior Participation Reference Date Balance and
ii.	Current Renovation Reserves Balance,

as applicable, and

b.	As Is Appraisal Value,

of each Total Senior Participation, all as shown on the Final Data File, we recalculated the “Mortgage Loan As Is Reference Date LTV” of each Mortgage Loan.

Using the quotient of the:

a.	Difference between the:
i.	Whole Loan Reference Date Balance and
ii.	Current Renovation Reserves Balance,

as applicable, and

b.	As Is Appraisal Value,

of each Whole Loan, all as shown on the Final Data File, we recalculated the “Whole Loan As Is Reference Date LTV” of each Whole Loan.

Attachment A Page 11 of 21

17. (continued)

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each Multiple Property Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the value for the:

a.	Mortgage Loan As Is Reference Date LTV and
b.	Whole Loan As Is Reference Date LTV

of each Multiple Property Loan as the corresponding value for the:

i.	Mortgage Loan As Is Reference Date LTV and
ii.	Whole Loan As Is Reference Date LTV,

respectively, of each related Underlying Property.

18.	Using the quotient of the:
a.	Total Senior Participation Maturity Date Balance and
b.	Stabilized Appraisal Value

of each Mortgage Loan (except for the Mortgage Loans described in the third paragraph of this Item 18.), both as shown on the Final Data File, we recalculated the “Mortgage Loan Stabilized Maturity Date LTV” of each Mortgage Loan.

Using the quotient of the:

a.	Whole Loan Maturity Date Balance and
b.	Stabilized Appraisal Value

of each Whole Loan (except for the Whole Loans related to the Mortgage Loans described in the fourth paragraph of this Item 18.), both as shown on the Final Data File, we recalculated the “Whole Loan Stabilized Maturity Date LTV” of each Whole Loan.

For each Mortgage Loan with the “Stabilized Appraisal Value” as “NAP” on the Final Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to recalculate the “Mortgage Loan Stabilized Maturity Date LTV” as the quotient of the:

a.	Total Senior Participation Maturity Date Balance and
b.	As Is Appraisal Value

of each Mortgage Loan, both as shown on the Final Data File.

For each Whole Loan with the “Stabilized Appraisal Value” as “NAP” on the Final Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to recalculate the “Whole Loan Stabilized Maturity Date LTV” as the quotient of the:

a.	Whole Loan Maturity Date Balance and
b.	As Is Appraisal Value

of each Whole Loan, both as shown on the Final Data File.

Attachment A Page 12 of 21

18. (continued)

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each Multiple Property Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the value for the:

a.	Mortgage Loan Stabilized Maturity Date LTV and
b.	Whole Loan Stabilized Maturity Date LTV

of each Multiple Property Loan as the corresponding value for the:

i.	Mortgage Loan Stabilized Maturity Date LTV and
ii.	Whole Loan Stabilized Maturity Date LTV,

respectively, of each related Underlying Property.

19.	For each Mortgage Loan (except for the Mortgage Loans described in the fourth paragraph of this Item 19.), we recalculated the “Mortgage Loan In-Place NCF Reference Date DSCR” as the quotient of the:
a.	In-Place NCF and
b.	Total Senior Participation Annual Debt Service,

both as shown on the Final Data File.

For each Whole Loan (except for the Whole Loans related to the Mortgage Loans described in the fourth and fifth paragraphs of this Item 19.), we recalculated the “Whole Loan In-Place NCF Reference Date DSCR” as the quotient of the:

a.	In-Place NCF and
b.	Whole Loan Current Annual Debt Service,

both as shown on the Final Data File.

Attachment A Page 13 of 21

19. (continued)

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of comparing the “Mortgage Loan In-Place NCF Reference Date DSCR” and “Whole Loan In-Place NCF Reference Date DSCR” characteristics for the Mortgage Loans identified on the Final Data File as:

a.	Boulders at Katy Trail,
b.	The Park at Buckingham,
c.	160 Van Brunt Street,
d.	Preston Hollow,
e.	Sioux Falls II Portfolio,
f.	Abbots Glen,
g.	Edgely Estates,
h.	North Augusta Portfolio,
i.	Westwood Apartments,
j.	Hayes Court,
k.	2417 Albemarle Road,
l.	Terra Creek Apartments,
m.	3661 Broadway,
n.	Saddlewood Apartments and
o.	Claiborne at Hattiesburg ILF,

the Loan Obligation Manager, on behalf of the Issuer, instructed us to use “1.00” for the “Mortgage Loan In-Place NCF Reference Date DSCR” and “Whole Loan In-Place NCF Reference Date DSCR” characteristics. We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the Loan Obligation Manager, on behalf of the Issuer, that are described in this Item 19.

For the purpose of comparing the “Whole Loan In-Place NCF Reference Date DSCR” characteristic for the Mortgage Loan identified on the Final Data File as “Rancho San Luis Rey,” the Loan Obligation Manager, on behalf of the Issuer, instructed us to use “1.00” for the “Whole Loan In-Place NCF Reference Date DSCR” characteristic. We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the Loan Obligation Manager, on behalf of the Issuer, that are described in this Item 19.

Attachment A Page 14 of 21

19. (continued)

For each Multiple Property Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the value for the:

a.	Mortgage Loan In-Place NCF Reference Date DSCR and
b.	Whole Loan In-Place NCF Reference Date DSCR

of each Multiple Property Loan as the corresponding value for the:

i.	Mortgage Loan In-Place NCF Reference Date DSCR and
ii.	Whole Loan In-Place NCF Reference Date DSCR,

respectively, of each related Underlying Property.

20.	For each Mortgage Loan (except for the Mortgage Loan described in the fourth paragraph of this Item 20.), we recalculated the “Mortgage Loan UW NCF Exit Interest DSCR” as the quotient of the:
a.	Appraiser Stab NCF and
b.	Total Senior Participation Exit Loan Annual Interest,

both as shown on the Final Data File.

For each Whole Loan (except for the Whole Loan related to the Mortgage Loan described in the fourth paragraph of this Item 20.), we recalculated the “Whole Loan UW NCF Exit Interest DSCR” as the quotient of the:

a.	Appraiser Stab NCF and
b.	Whole Loan Exit Loan Annual Interest,

both as shown on the Final Data File.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of comparing the “Mortgage Loan UW NCF Exit Interest DSCR” and “Whole Loan UW NCF Exit Interest DSCR” characteristics for the Mortgage Loan identified on the Final Data File as “3661 Broadway,” the Loan Obligation Manager, on behalf of the Issuer, instructed us to use “1.00” for the “Mortgage Loan UW NCF Exit Interest DSCR” and “Whole Loan UW NCF Exit Interest DSCR” characteristics. We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the Loan Obligation Manager, on behalf of the Issuer, that are described in this Item 20.

Attachment A Page 15 of 21

20. (continued)

For each Multiple Property Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the value for the:

a.	Mortgage Loan UW NCF Exit Interest DSCR and
b.	Whole Loan UW NCF Exit Interest DSCR

of each Multiple Property Loan as the corresponding value for the:

i.	Mortgage Loan UW NCF Exit Interest DSCR and
ii.	Whole Loan UW NCF Exit Interest DSCR,

respectively, of each related Underlying Property.

21.	Using the quotient of the:
a.	In-Place NOI and
b.	Total Senior Participation Reference Date Balance

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Mortgage Loan In-Place NOI Reference Date Debt Yield.”

Using the quotient of the:

a.	In-Place NOI and
b.	Whole Loan Reference Date Balance

of each Whole Loan, both as shown on the Final Data File, we recalculated the “Whole Loan In-Place NOI Reference Date Debt Yield.”

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each Multiple Property Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the value for the:

a.	Mortgage Loan In-Place NOI Reference Date Debt Yield and
b.	Whole Loan In-Place NOI Reference Date Debt Yield

of each Multiple Property Loan as the corresponding value for the:

i.	Mortgage Loan In-Place NOI Reference Date Debt Yield and
ii.	Whole Loan In-Place NOI Reference Date Debt Yield,

respectively, of each related Underlying Property.

Attachment A Page 16 of 21

22.	Using the quotient of the:
a.	Appraiser Stab NOI and
b.	Total Senior Participation Maturity Date Balance

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Mortgage Loan Stabilized Maturity Date NOI Debt Yield.”

Using the quotient of the:

a.	Appraiser Stab NOI and
b.	Whole Loan Maturity Date Balance

of each Whole Loan, both as shown on the Final Data File, we recalculated the “Whole Loan Stabilized Maturity Date NOI Debt Yield.”

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each Multiple Property Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the value for the:

a.	Mortgage Loan Stabilized Maturity Date NOI Debt Yield and
b.	Whole Loan Stabilized Maturity Date NOI Debt Yield

of each Multiple Property Loan as the corresponding value for the:

i.	Mortgage Loan Stabilized Maturity Date NOI Debt Yield and
ii.	Whole Loan Stabilized Maturity Date NOI Debt Yield,

respectively, of each related Underlying Property.

23.	Using the:
a.	Seasoning and
b.	Original Prepayment Terms

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Remaining Call Protection (Cut-off Date)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 17 of 21

24.	Using the:
a.	Mortgage Loan Reference Date Balance and
b.	Mortgage Loan Non-Interest Bearing Amount as of Reference Date

of each Mortgage Asset, both as shown on the Final Data File, and the:

i.	Ramp value assumption of $129,560,000 (the “Assumed Ramp”) that was provided by the Loan Obligation Manager, on behalf of the Issuer, and
ii.	Calculation methodologies that were provided by the Loan Obligation Manager, on behalf of the Issuer, which are described in the succeeding paragraph of this Item 24.,

we recalculated the “% of Finalization Date Balance (Includes Ramp)” for each Mortgage Asset and Underlying Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to recalculate the “% of Finalization Date Balance (Includes Ramp)” for each Mortgage Asset and Underlying Property as the quotient of the:

a.	Sum of the:
i.	Mortgage Loan Reference Date Balance and
ii.	Mortgage Loan Non-Interest Bearing Amount as of Reference Date

for each Mortgage Loan and

b.	Sum of the:
i.	Aggregate “Mortgage Loan Reference Date Balance” for all Mortgage Assets,
ii.	Aggregate “Mortgage Loan Non-Interest Bearing Amount as of Reference Date” for all Mortgage Assets and
iii.	Assumed Ramp.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Loan Obligation Manager, on behalf of the Issuer, that are described in this Item 24.

Attachment A Page 18 of 21

25.	Using:
a.	Information on the Final Data File and
b.	The applicable assumptions and calculation methodologies provided by the Loan Obligation Manager, on behalf of the Issuer, which are described in the succeeding paragraphs of this Item 25.,

we recalculated the “Total / Weighted Average” information for the:

i.	Property Count,
ii.	Current Occupancy,
iii.	Stabilized Occupancy,
iv.	Mortgage Loan In-Place NCF Reference Date DSCR,
v.	Mortgage Loan UW NCF Exit Interest DSCR,
vi.	Mortgage Loan Original Funded Balance,
vii.	Mortgage Loan Fully Funded Balance,
viii.	Mortgage Loan Reference Date Balance,
ix.	Mortgage Loan Non-Interest Bearing Amount as of Reference Date,
x.	Mortgage Loan Maturity Date Balance,
xi.	Floating Spread,
xii.	Asset Term (Without Extension),
xiii.	Fully Extended Asset Term,
xiv.	Original IO Period,
xv.	Seasoning,
xvi.	Remaining Asset Term (Without Extension),
xvii.	Remaining Fully Extended Asset Term,
xviii.	Remaining IO Period,
xix.	Exit Constant,
xx.	Mortgage Loan As Is Reference Date LTV,
xxi.	Mortgage Loan Stabilized Maturity Date LTV,
xxii.	Mortgage Loan In-Place NOI Reference Date Debt Yield,
xxiii.	Mortgage Loan Stabilized Maturity Date NOI Debt Yield,
xxiv.	Whole Loan Original Funded Balance,
xxv.	Whole Loan Floating Spread,
xxvi.	Whole Loan Fully Funded Balance,
xxvii.	Whole Loan Reference Date Balance,
xxviii.	Whole Loan Non-Interest Bearing Amount as of Reference Date,
xxix.	Whole Loan Maturity Date Balance,
xxx.	Whole Loan As Is Reference Date LTV,
xxxi.	Whole Loan Stabilized Maturity Date LTV,
xxxii.	Whole Loan In-Place NCF Reference Date DSCR,
xxxiii.	Whole Loan UW NCF Exit Interest DSCR,
xxxiv.	Whole Loan In-Place NOI Reference Date Debt Yield,
xxxv.	Whole Loan Stabilized Maturity Date NOI Debt Yield,
xxxvi.	Total Senior Participation Original Funded Balance,
xxxvii.	Total Senior Participation Reference Date Balance,
xxxviii.	Total Senior Participation Maturity Date Balance,
xxxix.	Non-Trust Senior Participation Amount(s),

Attachment A Page 19 of 21

25. (continued)

xl.	Non-Trust Junior Participation Amount(s),
xli.	Sub Debt/Mezz/PE Amount and
xlii.	% of Finalization Date Balance (Includes Ramp)

characteristics. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

The Loan Obligation Manager, on behalf of the Issuer, instructed us to use the sum of the values corresponding to the Mortgage Assets, as shown on the Final Data File, for the purpose of recalculating the “Total / Weighted Average” information related to the:

a.	Property Count,
b.	Mortgage Loan Original Funded Balance,
c.	Mortgage Loan Fully Funded Balance,
d.	Mortgage Loan Reference Date Balance,
e.	Mortgage Loan Non-Interest Bearing Amount as of Reference Date,
f.	Mortgage Loan Maturity Date Balance,
g.	Whole Loan Original Funded Balance,
h.	Whole Loan Fully Funded Balance,
i.	Whole Loan Reference Date Balance,
j.	Whole Loan Non-Interest Bearing Amount as of Reference Date,
k.	Whole Loan Maturity Date Balance,
l.	Total Senior Participation Original Funded Balance,
m.	Total Senior Participation Reference Date Balance,
n.	Total Senior Participation Maturity Date Balance,
o.	Non-Trust Senior Participation Amount(s),
p.	Non-Trust Junior Participation Amount(s),
q.	Sub Debt/Mezz/PE Amount and
r.	% of Finalization Date Balance (Includes Ramp)

characteristics.

Attachment A Page 20 of 21

25. (continued)

The Loan Obligation Manager, on behalf of the Issuer, instructed us to use the weighted average of the values corresponding to the Mortgage Assets, weighted by the “Mortgage Loan Reference Date Balance,” as shown on the Final Data File, for the purpose of recalculating the “Total / Weighted Average” information related to the:

a.	Current Occupancy,
b.	Stabilized Occupancy,
c.	Floating Spread,
d.	Asset Term (Without Extension),
e.	Fully Extended Asset Term,
f.	Original IO Period,
g.	Seasoning,
h.	Remaining Asset Term (Without Extension),
i.	Remaining Fully Extended Asset Term,
j.	Remaining IO Period,
k.	Mortgage Loan As Is Reference Date LTV,
l.	Mortgage Loan In-Place NCF Reference Date DSCR and
m.	Mortgage Loan In-Place NOI Reference Date Debt Yield

characteristics.

The Loan Obligation Manager, on behalf of the Issuer, instructed us to use the weighted average of the values corresponding to the Mortgage Assets, weighted by the “Mortgage Loan Maturity Date Balance,” as shown on the Final Data File, for the purpose of recalculating the “Total / Weighted Average” information related to the:

a.	Exit Constant,

b.	Mortgage Loan Stabilized Maturity Date LTV,

c.	Mortgage Loan UW NCF Exit Interest DSCR and

d.	Mortgage Loan Stabilized Maturity Date NOI Debt Yield

characteristics.

The Loan Obligation Manager, on behalf of the Issuer, instructed us to use the weighted average of the values corresponding to the Whole Loans, weighted by the “Whole Loan Reference Date Balance,” as shown on the Final Data File, for the purpose of recalculating the “Total / Weighted Average” information related to the:

a.	Whole Loan Floating Spread,
b.	Whole Loan As Is Reference Date LTV,
c.	Whole Loan In-Place NCF Reference Date DSCR and
d.	Whole Loan In-Place NOI Reference Date Debt Yield

characteristics.

Attachment A Page 21 of 21

25. (continued)

The Loan Obligation Manager, on behalf of the Issuer, instructed us to use the weighted average of the values corresponding to the Whole Loans, weighted by the “Whole Loan Maturity Date Balance,” as shown on the Final Data File, for the purpose of recalculating the “Total / Weighted Average” information related to the:

a.	Whole Loan Stabilized Maturity Date LTV,

b.	Whole Loan UW NCF Exit Interest DSCR and

c.	Whole Loan Stabilized Maturity Date NOI Debt Yield

characteristics.

Exhibit 1 to Attachment A

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristic	Methodology Provided by the Loan Obligation Manager

• Sioux Falls II Portfolio • The Gramercy and Fields Riverview • Pennsylvania Garden 6 SNF Portfolio • Heritage Place & Villa Glen • North Augusta Portfolio	Mortgage Loan Original Funded Balance, Mortgage Loan Non-Interest Bearing Amount as of Origination, Mortgage Loan Non-Interest Bearing Amount as of Reference Date, Mortgage Loan Fully Funded Balance, Total Senior Participation Original Funded Balance, Whole Loan Original Funded Balance, Whole Loan Non-Interest Bearing Amount as of Origination, Whole Loan Non-Interest Bearing Amount as of Reference Date and Whole Loan Fully Funded Balance	The “Mortgage Loan Original Funded Balance,” “Mortgage Loan Non-Interest Bearing Amount as of Origination,” “Mortgage Loan Non-Interest Bearing Amount as of Reference Date,” “Mortgage Loan Fully Funded Balance,” “Total Senior Participation Original Funded Balance,” “Whole Loan Original Funded Balance,” “Whole Loan Non-Interest Bearing Amount as of Origination,” “Whole Loan Non-Interest Bearing Amount as of Reference Date” and “Whole Loan Fully Funded Balance” of the Multiple Property Loan are allocated pro-rata, if applicable, to the respective Underlying Properties using the “As Is Appraisal Value” for each respective Underlying Property that is stated in the applicable Source Document.

Note:	Certain capitalized terms in the “Characteristic” and “Methodology Provided by the Loan Obligation Manager” columns that have not been previously defined, or which do not have a specific reference to where such term is defined in this report, are defined on Exhibit 2 to Attachment A.

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Mortgaged Property, Third Party and Underwriting Information: (see Notes 1 and 16)

Characteristic	Source Document(s)

Property Address (see Note 2)	Appraisal Report, Engineering Report or Environmental Report
Property City (see Note 2)	Appraisal Report, Engineering Report or Environmental Report
Property State (see Note 2)	Appraisal Report, Engineering Report or Environmental Report
Zip Code	Appraisal Report, Engineering Report or Environmental Report
Property Type (see Note 3)	Appraisal Report
Property Sub Type	Appraisal Report
Year Built	Appraisal Report or Engineering Report
Year Renovated (see Note 4)	Appraisal Report, Servicer Report or Holdback Listing
Appraisal Firm	Appraisal Report
Appraisal Date	Appraisal Report
As Is Appraisal Value	Appraisal Report
Stabilized Appraisal Value (see Note 3)	Appraisal Report
Stabilized Occupancy (see Note 3)	Appraisal Report
Appraiser Stab NOI	Appraisal Report or Cash Flow Summary
Appraiser Stab NCF	Appraisal Report or Cash Flow Summary
Engineering Report Firm	Engineering Report
Eng Report Date	Engineering Report
Environmental Firm	Environmental Report
Env Report Date	Environmental Report
In-Place NOI (see Note 5)	Cash Flow Summary
In-Place NCF (see Note 5)	Cash Flow Summary
SF/Units/Pads/Beds/Rooms	Rent Roll or Appraisal Report
Net Rentable SF/ Units / Pads / Beds / Rooms	Rent Roll or Appraisal Report
Current Occupancy (see Note 6)	Rent Roll, Appraisal Report or Income Statement
Current Occupancy Date (as of) (see Notes 3 and 7)	Rent Roll, Appraisal Report or Income Statement

Exhibit 2 to Attachment A

Reserve and Escrow Information: (see Note 16)

Characteristic	Source Document(s)

Original Interest Holdback	Funding Advice or Loan Agreement
Current Outstanding Interest Holdback	Servicer Report, Holdback Listing, Funding Advice or Loan Agreement
Upfront Taxes & Insurance Reserves (see Note 8)	Funding Advice
Upfront Renovation Reserves	Funding Advice, Loan Agreement or Loan Modification Agreement
Upfront Replacement Reserves	Funding Advice or Loan Agreement
Upfront TI/LC Reserves	Funding Advice or Loan Agreement
Upfront Other Reserves	Funding Advice or Loan Agreement
Upfront Other Reserves Type	Funding Advice or Loan Agreement
Monthly Taxes & Insurance Reserves	Servicer Report, Funding Advice or Loan Agreement
Monthly Repair, Replacement & Renovation Reserves	Servicer Report or Loan Agreement
Monthly TI/LC Reserves	Servicer Report or Loan Agreement
Monthly Other Reserves	Servicer Report or Loan Agreement
Monthly Other Reserves Type	Servicer Report or Loan Agreement
Current Taxes & Insurance Reserves Balance	Servicer Report, Holdback Listing, Funding Advice or Loan Agreement
Current Renovation Reserves Balance	Servicer Report, Holdback Listing, Funding Advice, Loan Agreement or Loan Modification Agreement
Current Replacement Reserves Balance	Servicer Report, Holdback Listing, Funding Advice or Loan Agreement
Current TI/LC Reserves Balance	Servicer Report, Holdback Listing, Funding Advice or Loan Agreement
Current Other Reserves Balance	Servicer Report, Holdback Listing, Funding Advice or Loan Agreement
Current Other Reserves Type	Servicer Report, Holdback Listing, Funding Advice or Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (see Note 16)

Characteristic	Source Document(s)

Borrower (Entity)	Loan Agreement
Sponsor (see Note 3)	Loan Agreement
Asset Origination Date	Loan Agreement
Whole Loan Non-Interest Bearing Amount as of Origination

For all Whole Loans:

•         Loan Agreement, Loan Modification Agreement or Funding Advice

For Underlying Properties associated with Multiple Property Loans:

•         Multiple Property Loan calculation methodologies described on Exhibit 1 to Attachment A

Whole Loan Non-Interest Bearing Amount as of Reference Date (see Note 9)

For all Whole Loans:

•         Arbor Non-Interest Bearing Amount Schedule

For Underlying Properties associated with Multiple Property Loans:

•         Multiple Property Loan calculation methodologies described on Exhibit 1 to Attachment A

Whole Loan Original Funded Balance (see Note 10)

For all Whole Loans:

•         Loan Agreement, Loan Modification Agreement or Funding Advice

For Underlying Properties associated with Multiple Property Loans:

•         Multiple Property Loan calculation methodologies described on Exhibit 1 to Attachment A

Whole Loan Fully Funded Balance (see Note 10)

For all Whole Loans:

•         Loan Agreement, Loan Modification agreement or Funding Advice

For Underlying Properties associated with Multiple Property Loans:

•         Multiple Property Loan calculation methodologies described on Exhibit 1 to Attachment A

Mortgage Loan Non-Interest Bearing Amount as of Origination

For all Mortgage Loans:

•         Loan Agreement, Loan Modification Agreement or Funding Advice

For Underlying Properties associated with Multiple Property Loans:

•         Multiple Property Loan calculation methodologies described on Exhibit 1 to Attachment A

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Mortgage Loan Non-Interest Bearing Amount as of Reference Date (see Note 9)

    For all Mortgage Loans:

•         Arbor Non-Interest Bearing Amount Schedule

    For Underlying Properties associated with Multiple Property Loans:

•         Multiple Property Loan calculation methodologies described on Exhibit 1 to Attachment A

Mortgage Loan Original Funded Balance (see Note 10)

    For all Mortgage Loans:

•         Loan Agreement, Loan Modification Agreement, Funding Advice or Participation Agreement

  For Underlying Properties associated with Multiple Property Loans:

•         Multiple Property Loan calculation methodologies described on Exhibit 1 to Attachment A

Mortgage Loan Fully Funded Balance (see Note 10)

For all Mortgage Loans:

•         Loan Agreement, Loan Modification Agreement, Funding Advice or Participation Agreement

For Underlying Properties associated with Multiple Property Loans:

•         Multiple Property Loan calculation methodologies described on Exhibit 1 to Attachment A

Total Senior Participation Original Funded Balance (see Note 10)

For all Total Senior Participations:

•         Loan Agreement, Loan Modification Agreement, Funding Advice or Participation Agreement

For Underlying Properties associated with Multiple Property Loans:

•         Multiple Property Loan calculation methodologies described on Exhibit 1 to Attachment A

Non-Trust Senior Participation Amount(s) (see Note 10)	Participation Agreement
Non-Trust Junior Participation Amount(s) (see Note 10)	Participation Agreement
First Payment Date (see Notes 3 and 11)	Loan Agreement or Funding Advice
Payment Frequency	Loan Agreement
Maturity Date (see Note 11)	Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Extension Option	Loan Agreement
Fully Extended Maturity Date (see Note 11)	Loan Agreement
First Extension Fee	Loan Agreement
Second Extension Fee	Loan Agreement
Third Extension Fee	Loan Agreement
Extension Spread Increase (Yes/No)	Loan Agreement
Extension Spread Increase Description	Loan Agreement
Spread Type	Loan Agreement
Whole Loan Floating Spread	Loan Agreement
Floating Spread (see Note 10)	Loan Agreement or Participation Agreement
Fixed Interest Rate	Loan Agreement
Benchmark	Loan Agreement
LIBOR Cap (see Notes 3 and 12)	Interest Rate Cap Agreement
LIBOR Floor	Loan Agreement
Interest Accrual Method (see Note 11)	Loan Agreement
Amort Type	Loan Agreement
Exit Fee (see Note 17)	Loan Agreement
Original Prepayment Terms (see Notes 13 and 14)	Loan Agreement
Recourse	Loan Agreement or Guaranty Agreement
Lockbox (see Notes 3 and 15)	Loan Agreement
Ownership Interest (see Note 3)	Title Policy
Cash Trap	Loan Agreement
Property Manager	Management Agreement or Loan Agreement
Sub Debt/Mezz/PE (Y/N)	Loan Agreement, Loan Modification Agreement or Mezzanine Loan Agreement
Sub Debt/Mezz/PE Type	Loan Agreement, Loan Modification Agreement or Mezzanine Loan Agreement
Sub Debt/Mezz/PE Amount	Loan Agreement, Loan Modification Agreement or Mezzanine Loan Agreement

Notes:

1.	For the purpose of comparing the “Mortgaged Property, Third Party and Underwriting Information” characteristics that are expressed as dollar values, the Loan Obligation Manager, on behalf of the Issuer, instructed us to ignore differences of +/- $1 or less.

2.	For the purpose of comparing the:
a.	Property Address,
b.	Property City and
c.	Property State

characteristics for each Mortgage Loan and Mortgaged Property on the Preliminary Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to ignore differences that are caused by standard postal abbreviations.

Exhibit 2 to Attachment A

Notes: (continued)

3.	For the Mortgage Loans and Underlying Properties listed in Table A1, the Depositor instructed us to use the information in the “Provided Value” column for the applicable characteristics listed in Table A1, even though the information in the “Provided Value” column did not agree with the information in the “Source Document Value” column that was shown in the applicable Source Document(s).

Table A1:
Mortgage Loan	Underlying Property	Characteristic	Source Document Value	Provided Value

Preston Hollow	NAP	Property Type	Mixed Use	Multifamily
		Stabilized Occupancy	<unable to determine>	90.0%

Hayes Court	NAP	Property Type	Mixed Use	Multifamily

3661 Broadway	NAP	Property Type	Mixed Use	Multifamily

Boulders at Katy Trail	NAP	Stabilized Appraisal Value	<unable to determine>	$62,700,000
		Sponsor	O. Bruce Mills; O. Bruce Mills Revocable Trust, dated July 15, 2002, as amended and restated by the Second Amendment to and Restatement of the O. Bruce Mills Revocable Trust executed February 9, 201	O. Bruce Mills

Acadia Park Apartments	NAP	Stabilized Occupancy	7.0%	93.0%

Rancho San Luis Rey	NAP	Current Occupancy Date (as of)	<unable to determine>	11/30/2018

Westwood Apartments	NAP	First Payment Date	11/1/2018	9/1/2018

Exhibit 2 to Attachment A

Notes: (continued)

3. (continued)

Table A1:
Mortgage Loan	Underlying Property	Characteristic	Source Document Value	Provided Value

The Park at Buckingham	NAP	LIBOR Cap	<unable to determine>	3.75%

Terra Creek Apartments	NAP	LIBOR Cap	<unable to determine>	3.50%

Abbots Glen	NAP	Lockbox	<unable to determine>	Springing Hard

Edgely Estates	NAP	Lockbox	<unable to determine>	Springing Hard

Pennsylvania Garden 6 SNF Portfolio	The Gardens at Pottstown	Ownership Interest	Fee Simple and Leasehold	Fee Simple
	The Gardens at Lakeside	Ownership Interest	Fee Simple and Leasehold	Fee Simple
	Gardens at Butler	Ownership Interest	Fee Simple and Leasehold	Fee Simple
	Gardens at Palmyra	Ownership Interest	Fee Simple and Leasehold	Fee Simple
	Gardens at Campbell Town	Ownership Interest	Fee Simple and Leasehold	Fee Simple
	Gardens at Lititz	Ownership Interest	Fee Simple and Leasehold	Fee Simple

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by the Loan Obligation Manager, on behalf of the Issuer.

Exhibit 2 to Attachment A

Notes: (continued)

4.	For the purpose of comparing the “Year Renovated” characteristic for each Mortgaged Property on the Preliminary Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to:
a.	Use “Ongoing” for any Mortgaged Property (and corresponding Mortgage Loan) if either the current renovation reserve balance or Non-Interest Bearing Amount as of the Reference Date, as shown in the applicable Source Document(s), is greater than $0, and
b.	Use the year renovated (if any), as shown in the appraisal report Source Document, if the current renovation reserve balance or Non-Interest Bearing Amount as of the Reference Date, as shown in the applicable Source Document(s), is $0 or not applicable.

5.	For the purpose of comparing the “In-Place NOI” and “In-Place NCF” characteristics for the Underlying Properties securing the Mortgage Loans identified on the Preliminary Data File as:
a.	Sioux Falls II Portfolio and
b.	North Augusta Portfolio,

the Loan Obligation Manager, on behalf of the Issuer, instructed us to use “<blank>.”

6.	For the purpose of comparing the “Current Occupancy” characteristic for each Mortgaged Property on the Preliminary Data File with the “Property Type” characteristic as “Multifamily,” the Loan Obligation Manager, on behalf of the Issuer, instructed us to:
a.	Exclude non-revenue units,
b.	Exclude model units,
c.	Exclude units associated with commercial tenants, as applicable, and
d.	Include only units associated with multifamily tenants,

all as shown on the rent roll Source Document.

7.	For the purpose of comparing the “Current Occupancy Date (as of)” characteristic for each Mortgaged Property on the Preliminary Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the last day of the month if the date as shown on the rent roll Source Document indicated only the month and year of the “Current Occupancy Date (as of).”

8.	For the purpose of comparing the “Upfront Taxes & Insurance Reserves” characteristic for each Mortgage Loan on the Preliminary Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the sum of the:
a.	Real estate tax escrow,
b.	Insurance escrow and
c.	Tax service fee,

all as shown on the funding advice Source Document.

Exhibit 2 to Attachment A

Notes: (continued)

9.	The Arbor non-interest bearing amount schedule Source Documents are Microsoft Excel files labeled “Arbor 2019 FL1 – Balance Schedule.xlsx” and “Utica Arbor 2019 FL1-Balance Schedule 5.01.19.xlsx” which were provided by the Loan Obligation Manager, on behalf of the Issuer, and show the outstanding non-interest bearing amount, if applicable, as of:
a.	For any Mortgage Loan that has a first payment date, as shown on the loan agreement or loan modification agreement Source Document, on or prior to 1 March 2019, the Reference Date and
b.	For any other Mortgage Loan, the respective origination date of such Mortgage Loan, as shown on the loan agreement or loan modification agreement Source Document.

For the purpose of comparing the “Whole Loan Non-Interest Bearing Amount as of Reference Date” and “Mortgage Loan Non-Interest Bearing Amount as of Reference Date” characteristics for each Mortgage Loan included on the Arbor non-interest bearing amount schedule Source Documents, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the Arbor non-interest bearing amount schedule as the Source Documents. For each Mortgage Loan that is not included on the Arbor non-interest bearing amount schedule Source Documents, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use “NAP” for the “Whole Loan Non-Interest Bearing Amount as of Reference Date” and “Mortgage Loan Non-Interest Bearing Amount as of Reference Date” characteristics.

10.	The Loan Obligation Manager, on behalf of the Issuer, indicated that the Whole Loans listed in Table A2 each have one or more Non-Trust Senior Participations or Non-Trust Junior Participations that will not be assets of the Issuer as of the settlement date of the securitization transaction.

For each Whole Loan listed in Table A2, the applicable Source Document provided by the Loan Obligation Manager, on behalf of the Issuer, listed in the “Data Source(s)” column of Table A2 indicates that the Whole Loan was split into multiple portions (each such portion, a “Participation Component”) which are listed in the “Participation Component” column of Table A2.

Exhibit 2 to Attachment A

Notes: (continued)

10. (continued)

Table A2:
Whole Loan	Mortgage Loan, Non-Trust Senior Participation and Non-Trust Junior Participation	Participation Component	Amortization Type	Data Source(s)
160 Van Brunt Street	Mortgage Loan Non-Trust Senior Participation	A-2 A-1	Interest Only	Participation Agreement

Preston Hollow	Mortgage Loan Non-Trust Senior Participations	A-2 A-1, A-3, A-4, A-5	Interest Only	Participation Agreement
Rancho San Luis Rey	Mortgage Loan Non-Trust Junior Participation	A B	Interest Only	Participation Agreement

Hayes Court	Mortgage Loan Non-Trust Junior Participation	A B	Interest Only	Participation Agreement

For the purpose of comparing the “Mortgage Loan Original Funded Balance” characteristic for each Mortgage Loan listed in Table A2, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the difference between:

a.	The original funded balance shown in the participation agreement Source Document for the “Participation Component” listed in the “Participation Component” column of Table A2 that is associated with the “Mortgage Loan” portion of each Whole Loan listed in the “Mortgage Loan, Non-Trust Senior Participation and Non-Trust Junior Participation” column of Table A2 and
b.	The “Mortgage Loan Non-Interest Bearing Amount as of Origination,” as shown on the Preliminary Data File, as applicable.

For the purpose of comparing the “Mortgage Loan Original Funded Balance” characteristic for each Mortgage Loan not listed in Table A2 (each, a “Non-Participated Mortgage Loan”), the Loan Obligation Manager, on behalf of the Issuer, instructed to use the difference between:

a.	The original funded balance of the Mortgage Loan shown in the applicable Source Document and
b.	The “Mortgage Loan Non-Interest Bearing Amount as of Origination,” as shown on the Preliminary Data File, as applicable.

Exhibit 2 to Attachment A

Notes: (continued)

10. (continued)

For the purpose of comparing the “Whole Loan Original Funded Balance” characteristic for each Whole Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed to use the difference between:

a.	The original funded balance of the Whole Loan shown in the applicable Source Document and
b.	The “Whole Loan Non-Interest Bearing Amount as of Origination,” as shown on the Preliminary Data File, as applicable.

For the purpose of comparing the “Floating Spread” characteristic for each Mortgage Loan listed in Table A2, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use information in the applicable Data Source(s) listed in the “Data Source(s)” column of Table A2 for the participation rate, as described in the applicable Data Source(s), relating to the “Participation Component” listed in the “Participation Component” column of Table A2 that is associated with the “Mortgage Loan” portion of each Whole Loan listed in the “Mortgage Loan, Non-Trust Senior Participation and Non-Trust Junior Participation” column of Table A2.

For the purpose of comparing the “Non-Trust Senior Participation Amount(s)” and “Non-Trust Junior Participation Amount(s)” characteristics for each Mortgage Loan listed in Table A2, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use information in the applicable Data Source(s) listed in the “Data Source(s)” column of Table A2 for the “Participation Component” listed in the “Participation Component” column of Table A2 that is associated with the “Non-Trust Senior Participation(s)” portion or “Non-Trust Junior Participation” portion of each Whole Loan, respectively, listed in the “Mortgage Loan, Non-Trust Senior Participation and Non-Trust Junior Participation” column of Table A2.

For the purpose of comparing the “Total Senior Participation Original Funded Balance” characteristic for each Mortgage Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the sum of the:

a.	Mortgage Loan Original Funded Balance and
b.	Non-Trust Senior Participation Amount(s),

as applicable, both as shown on the Preliminary Data File, for the “Total Senior Participation Original Funded Balance” characteristic.

For the purpose of comparing the “Mortgage Loan Fully Funded Balance” characteristic for each Mortgage Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the sum of the:

a.	Mortgage Loan Original Funded Balance and
b.	Mortgage Loan Non-Interest Bearing Amount as of Origination,

as applicable, both as shown on the Preliminary Data File, for the “Mortgage Loan Fully Funded Balance” characteristic.

Exhibit 2 to Attachment A

Notes: (continued)

10. (continued)

For the purpose of comparing the “Whole Loan Fully Funded Balance” characteristic for each Mortgage Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the sum of the:

a.	Whole Loan Original Funded Balance and
b.	Whole Loan Non-Interest Bearing Amount as of Origination,

as applicable, both as shown on the Preliminary Data File, for the “Whole Loan Fully Funded Balance” characteristic.

11.	For the purpose of comparing the “First Payment Date,” “Maturity Date,” “Fully Extended Maturity Date” and “Interest Accrual Method” characteristics, the Loan Obligation Manager, on behalf of the Issuer, instructed us to ignore any adjustments related to business days, as described in the applicable Source Document(s).

12.	For the purpose of comparing the “LIBOR Cap” characteristic, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use “NAP” if there is not an interest rate cap agreement Source Document in the related loan file, even if another related Source Document referred to a rate cap.

13.	For certain Mortgage Loans, the applicable Source Document(s) indicate that the “Maturity Date” occurs during an interest accrual period. For the purpose of comparing the “Original Prepayment Terms” characteristic, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the number of loan payment dates (including the “Maturity Date”) and not the number of full interest accrual periods.

14.	For the purpose of comparing the “Original Prepayment Terms” characteristic, the Loan Obligation Manager, on behalf of the Issuer, instructed us to consider any loan payment date on which only the “Exit Fee,” as described in the applicable Source Document(s), will be due as a payment date in the open period.

For the purpose of comparing the “Original Prepayment Terms” characteristic, the Loan Obligation Manager, on behalf of the Issuer, instructed us not to consider any prepayment provisions, relating to (i.) funds in a Capex/HD reserve or (ii.) a sale of the property, if the corresponding Source Document(s) described multiple prepayment provisions.

The Loan Obligation Manager, on behalf of the Issuer, indicated that any fee associated with the voluntary prepayment of a Mortgage Loan that is comprised of the aggregate payments of interest that would accrue through the end of an applicable prepayment period, as described in the applicable Source Document(s), are prepayment fees and instructed us to include the loan payment dates for which these fees apply, as applicable, for the purpose of comparing the “Original Prepayment Terms” characteristic.

Exhibit 2 to Attachment A

Notes: (continued)

15.	For the purpose of comparing the “Lockbox” characteristic, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the following lockbox descriptions:
a.	Soft – the applicable Source Document(s) do not require the borrower to send tenant direction letters in connection with the origination of the Mortgage Loan, but the rents are required to be deposited into the lockbox account by the borrower or property manager. In many cases, the rents are required to be deposited into the lockbox within a certain number of days of receipt,
b.	Soft, Springing Hard – the applicable Source Document(s) require a soft lockbox, as defined above, to be in place as of the origination of the Mortgage Loan, but there are conditions in the applicable Source Document(s) which would require the borrower to send tenant direction letters on a future date if a trigger event occurs,

c.	Springing Hard – No lockbox is required to be in place as of the origination of the Mortgage Loan, but there are conditions in the Mortgage Loan documents which would require the borrower to send tenant direction letters on a future date if a trigger event occurs and
d.	Hard – the applicable Source Document(s) currently require tenants (or the property manager) to pay rent or other income directly to the lockbox account.

16.	For the purpose of comparing the Compared Characteristics for the Identified Mortgage Loan, we did not perform any procedures to compare any Compared Characteristics other than the Mortgaged Property, Third Party and Underwriting Information Compared Characteristics for the Identified Mortgage Loan.

17.	Certain Source Document(s) related to certain Mortgage Loans describe the exit fee as (i.) a percentage or (ii.) a dollar amount under certain specified circumstances. For the purpose of comparing the “Exit Fee” characteristic, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the percentage if both a percentage and a dollar amount exit fee were described in the corresponding Source Document(s).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions, methodologies, qualifications and exceptions provided by the Loan Obligation Manager, on behalf of the Issuer, that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Asset Name
Loan Closed (Y/N)
Loan Purpose
Loan/Property Flag
Property Count
Report Type
Non-Trust Participation (Y/N)
Exit Constant
In-Place NCF Date (as of)
Property Info
Ground Lease
Ground Lease Maturity
Amort Amount
Senior/Subordinate
Sr. Debt (Y/N)
Sr. Debt Amount
Sr. Debt Financed
Underwriting v. Asset Management
No.
Asset Manager / UW

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.